Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Operating Income/(Expenses)

Million US dollar	2021	2020	2019
Brazilian tax credits	226	481	—
Government grants	322	227	280
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	65	56	172
License income	25	22	30
Net (additions to)/reversals of provisions	(1)	(14)	(10)
Net rental and other operating income	168	72	402

Other operating income/(expenses)	805	845	875